SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Total	$ 4,134,220	$ 3,961,275		$ 817,805
Accumulated depreciation	(1,332,664)	(925,428)		(645,303)
Property, plant and equipment, net	$ 2,801,556	$ 3,035,847		172,502
Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	2 years	2 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	7 years	7 years
Greens Natural Foods, Inc. [Member]
Property, Plant and Equipment [Line Items]
Total			$ 6,045,259	5,523,433
Accumulated depreciation			(4,033,117)	(3,776,457)
Property, plant and equipment, net			2,012,142	$ 1,746,976
Greens Natural Foods, Inc. [Member] | Vehicles [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life				5 years
Greens Natural Foods, Inc. [Member] | Vehicles [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life				7 years
Greens Natural Foods, Inc. [Member] | Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life				15 years
Greens Natural Foods, Inc. [Member] | Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life				7 years
Greens Natural Foods, Inc. [Member] | Office Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life				5 years
Greens Natural Foods, Inc. [Member] | Office Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life				7 years
Greens Natural Foods, Inc. [Member] | Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life				5 years
Greens Natural Foods, Inc. [Member] | Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life				7 years
Displays [Member]
Property, Plant and Equipment [Line Items]
Total	$ 312,146	$ 312,146		$ 305,558
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total	501,342	469,338		71,600
Furniture and Fixtures [Member] | Greens Natural Foods, Inc. [Member]
Property, Plant and Equipment [Line Items]
Total			$ 1,732,154	1,582,635
Property, plant and equipment, useful life			7 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total	1,925,385	1,910,719		112,503
Leasehold Improvements [Member] | Greens Natural Foods, Inc. [Member]
Property, Plant and Equipment [Line Items]
Total			$ 1,988,570	1,816,917
Property, plant and equipment, useful life			15 years
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	139,629	114,525		84,887
Building [Member]
Property, Plant and Equipment [Line Items]
Total	575,000	575,000
Other Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	$ 680,718	$ 579,547		243,257
Vehicles [Member] | Greens Natural Foods, Inc. [Member]
Property, Plant and Equipment [Line Items]
Total			$ 46,256	42,263
Vehicles [Member] | Greens Natural Foods, Inc. [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life			5 years
Vehicles [Member] | Greens Natural Foods, Inc. [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life			7 years
Office Equipment [Member] | Greens Natural Foods, Inc. [Member]
Property, Plant and Equipment [Line Items]
Total			$ 50,708	46,331
Office Equipment [Member] | Greens Natural Foods, Inc. [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life			7 years
Machinery and Equipment [Member] | Greens Natural Foods, Inc. [Member]
Property, Plant and Equipment [Line Items]
Total			$ 2,227,571	$ 2,035,287
Machinery and Equipment [Member] | Greens Natural Foods, Inc. [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life			5 years
Machinery and Equipment [Member] | Greens Natural Foods, Inc. [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life			7 years